Intangible assets, net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 5,052,294	$ 4,932,198
Less: Accumulated amortization	(4,846,323)	(4,268,165)
Intangible assets, net	205,971	664,033
Software
Finite-Lived Intangible Assets [Line Items]
Subtotal	30,838	25,957
Land use rights
Finite-Lived Intangible Assets [Line Items]
Subtotal	314,456	307,241
Patents
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 4,707,000	$ 4,599,000